Annual Total Returns - FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO - FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO - Fidelity Advisor Mortgage Securities Fund	Oct. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Mortgage Securities Fund - Class A
Bar Chart Table:
Annual Return 2013	(2.06%)
Annual Return 2014	5.88%
Annual Return 2015	1.11%
Annual Return 2016	1.61%
Annual Return 2017	1.90%
Annual Return 2018	0.43%
Annual Return 2019	6.05%
Annual Return 2020	4.06%
Annual Return 2021	(1.39%)
Annual Return 2022	(12.49%)